UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-01485

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Growth Equity Fund

September 30, 2010

	Number of
	Shares	Value
Common Stock – 94.89%◊
Consumer Discretionary – 18.76%
†Apollo Group Class A	83,500	$4,287,725
*†DineEquity	19,100	859,118
Intertek Group	32,666	939,608
†Interval Leisure Group	136,900	1,844,043
Lowe's	100,300	2,235,687
*†NetFlix	11,200	1,816,192
NIKE Class B	12,600	1,009,764
†priceline.com	20,700	7,210,638
*Ritchie Bros Auctioneers	59,300	1,231,661
Staples	31,800	665,256
*Strayer Education	29,400	5,130,300
*Weight Watchers International	64,900	2,024,231
		29,254,223
Consumer Staples – 4.14%
*†Peet's Coffee & Tea	152,245	5,211,346
*†Whole Foods Market	33,700	1,250,607
		6,461,953
Energy – 4.36%
*Core Laboratories	26,468	2,330,243
*Energy Transfer Equity	20,400	757,248
EOG Resources	40,000	3,718,800
		6,806,291
Financial Services – 15.26%
†Affiliated Managers Group	37,600	2,933,176
Bank of New York Mellon	22,900	598,377
BM&F Bovespa	55,300	462,343
†CB Richard Ellis Group Class A	46,900	857,332
CME Group	10,600	2,760,770
Heartland Payment Systems	91,000	1,385,020
†IntercontinentalExchange	43,400	4,544,848
*MasterCard Class A	27,500	6,160,000
†MSCI Class A	22,000	730,620
†optionsXpress Holdings	80,300	1,233,408
Schwab (Charles)	9,800	136,220
*Visa Class A	27,000	2,005,020
		23,807,134
Healthcare – 17.65%
†ABIOMED	65,700	697,077
Allergan	76,500	5,089,545
*†athenahealth	95,300	3,146,806
†Gilead Sciences	111,300	3,963,393
†Medco Health Solutions	101,500	5,284,090
*Novo-Nordisk ADR	32,200	3,169,768
*Perrigo	80,300	5,156,866
Techne	12,200	753,106
UnitedHealth Group	7,700	270,347
		27,530,998
Materials & Processing – 3.68%
*BHP Billiton ADR	7,200	549,504
Monsanto	15,700	752,501
Newmont Mining	22,600	1,419,506
*Syngenta ADR	60,600	3,017,274
		5,738,785
Producer Durables – 0.63%
Expeditors International of Washington	21,100	975,453
		975,453
Technology – 29.39%
†Adobe Systems	112,200	2,934,030

†Apple	45,800	12,995,750
†Crown Castle International	103,200	4,556,280
*†FLIR Systems	18,000	462,600
†Google Class A	3,000	1,577,370
†Intuit	65,700	2,878,317
†Polycom	152,600	4,162,928
QUALCOMM	85,200	3,844,224
*†SBA Communications Class A	61,200	2,466,360
†Teradata	55,700	2,147,792
*†VeriFone Holdings	123,000	3,821,610
*†VeriSign	125,600	3,986,544
		45,833,805
Utilities – 1.02%
*†j2 Global Communications	66,900	1,591,551
		1,591,551
Total Common Stock (cost $128,698,689)		148,000,193

	Principal
	Amount
≠Discount Note – 5.63%
Federal Home Loan Bank 0.007% 10/1/10	$8,783,004	8,783,004
Total Discount Note (cost $8,783,004)		8,783,004

Total Value of Securities Before Securities Lending Collateral – 100.52%
(cost $137,481,693)		156,783,197

	Number of
	Shares
Securities Lending Collateral** – 23.86%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	36,558,084	36,558,084
BNY Mellon SL DBT II Liquidating Fund	723,328	621,072
@†Mellon GSL Reinvestment Trust II	580,728	30,024
Total Securities Lending Collateral (cost $37,862,140)		37,209,180

Total Value of Securities – 124.38%
(cost $175,343,833)		193,992,377 ©
Obligation to Return Securities Lending Collateral** – (24.28%)		(37,862,140)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.10%)		(158,391)
Net Assets Applicable to 10,472,937 Shares Outstanding – 100.00%		$155,971,846

◊	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 4 in “Notes.”
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $30,024, which represented 0.02% of the Fund’s net assets. See Note 5 in “Notes."
©	Includes $37,176,332 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
BRL – Brazilian Real
GBP – British Pounds
MNB –Mellon National Bank
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at September 30, 2010:

						Unrealized
						Appreciation
Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	(Depreciation)
MNB	BRL	(75,704)	USD	44,204	10/1/10	$(485)
MNB	GBP	(36,219)	USD	57,111	10/4/10	214
						$(271)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds III - Delaware Growth Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment company securities are valued at their published net asset value. These securities will generally be categorized as Level 1 investments. Short-term debt securities having less than 60 days to maturity are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. These securities will generally be categorized as Level 2 investments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). These securities will generally be categorized as Level 3 investments.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (June 30, 2007 – June 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$176,020,891
Aggregate unrealized appreciation	$23,461,122
Aggregate unrealized depreciation	(5,489,636)
Net unrealized appreciation	$17,971,486

For federal income tax purposes, at June 30, 2010, capital loss carryforwards of $83,897,677 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $72,850,839 expires in 2017 and $11,046,838 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$148,000,193	$-	$-	$148,000,193
Short-Term	-	8,783,004	-	8,783,004
Securities Lending Collateral	-	37,179,156	30,024	37,209,180
Total	$148,000,193	$45,962,160	$30,024	$193,992,377

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/10	$24,681
Net change in unrealized
appreciation/depreciation	5,343
Balance as of 9/30/10	$30,024

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$5,343

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $37,176,332, for which the Fund received collateral, comprised of non-cash collateral valued at $373,395, and cash collateral of $37,862,140. At September 30, 2010, the value of invested collateral was $37,209,180. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined no material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

On May 20, 2010, the Fund's Board of Trustees approved a proposal to merge the Fund into Delaware Select Growth Fund, a series of Voyageur Mutual Funds III. The merger was approved and it was completed on October 22, 2010.

Schedule of Investments (Unaudited)

Delaware Trend® Fund

September 30, 2010

	Number of
	Shares	Value
Common Stock – 98.80%
Consumer Discretionary – 22.35%
*†DineEquity	228,400	$10,273,432
*Fastenal	228,100	12,132,639
*Gentex	395,300	7,712,303
†Interval Leisure Group	551,872	7,433,716
*†NetFlix	54,000	8,756,640
*Ritchie Bros. Auctioneers	422,700	8,779,479
*Strayer Education	107,000	18,671,499
*Weight Watchers International	554,600	17,297,974
		91,057,682
Consumer Staples – 6.61%
*†Peet's Coffee & Tea	420,961	14,409,495
*†Whole Foods Market	337,350	12,519,059
		26,928,554
Energy – 4.81%
*Core Laboratories	222,784	19,613,903
		19,613,903
Financial Services – 14.47%
†Affiliated Managers Group	238,400	18,597,584
*Heartland Payment Systems	762,554	11,606,072
†IntercontinentalExchange	133,300	13,959,176
†MSCI Class A	113,476	3,768,538
†optionsXpress Holdings	718,100	11,030,016
		58,961,386
Healthcare – 13.76%
*†ABIOMED	735,696	7,805,735
*†athenahealth	365,941	12,083,372
*Perrigo	288,800	18,546,735
Techne	285,700	17,636,261
		56,072,103
Producer Durables – 9.32%
*C.H. Robinson Worldwide	111,800	7,817,056
*Expeditors International of Washington	380,900	17,609,007
*Graco	395,049	12,534,905
		37,960,968
Technology – 23.21%
*Blackbaud	682,851	16,415,738
*†Polycom	475,288	12,965,857
*†SBA Communications Class A	544,300	21,935,289
†Teradata	257,000	9,909,920
*†VeriFone Holdings	572,500	17,787,575
*†VeriSign	490,600	15,571,644
		94,586,023
Utilities – 4.27%
*†j2 Global Communications	730,677	17,382,806
		17,382,806
Total Common Stock (cost $350,335,634)		402,563,425

	Principal
	Amount
≠Discount Note– 2.38%
Federal Home Loan Bank 0.007% 10/1/10	$9,706,005	9,706,005
Total Discount Note (cost $9,706,005)		9,706,005

Total Value of Securities Before Securities Lending Collateral – 101.18%
(cost $360,041,639)		412,269,430

	Number of
	Shares
Securities Lending Collateral** – 21.54%
Investment Companies
BNY Mellon Securities Lending Overnight Fund	86,475,662	86,475,662
BNY Mellon SL DBT II Liquidating Fund	1,263,927	1,224,366
†@Mellon GSL Reinvestment Trust II	875,601	45,269
Total Securities Lending Collateral (cost $88,615,190)		87,745,297

Total Value of Securities – 122.72%
(cost $448,656,829)		500,014,727 ©
Obligation to Return Securities Lending Collateral** – (21.75%)		(88,615,190)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.97%)		(3,961,525)
Net Assets Applicable to 24,949,809 Shares Outstanding – 100.00%		$407,438,012

*	Fully or partially on loan.
**	See Note 3 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
©	Includes $87,257,158 of securities loaned.
@	Illiquid security. At September 30, 2010, the aggregate amount of illiquid securities was $45,269, which represented 0.01% of the Fund’s net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group Equity Funds III – Delaware Trend® Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at market value. Investment company securities are valued at net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (June 30, 2007 – June 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. Such changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimate and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually. Such dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At September 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$448,928,232
Aggregate unrealized appreciation	$58,066,616
Aggregate unrealized depreciation	(6,980,121)
Net unrealized appreciation	$51,086,495

For federal income tax purposes, at June 30, 2010, capital loss carryforwards of $1,291,745 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (i.e. equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (i.e. debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (i.e. broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$402,563,425	$-	$-	$402,563,425
Short-Term	-	9,706,005	-	9,706,005
Securities Lending Collateral	-	87,700,028	45,269	87,745,297
Total	$402,563,425	$97,406,033	$45,269	$500,014,727

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/10	$37,213
Net change in unrealized
appreciation/depreciation	8,056
Balance as of 9/30/10	$45,269

Net change in unrealized
appreciation/depreciation from
investments still held as of 9/30/10	$8,056

During the period ended September 30, 2010, the Fund made transfers out of Level 1 investments into Level 2 investments in the amount of $86,475,662, based on management's decision to classify the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment. Management has classified the BNY Mellon Securities Lending Overnight Fund as a Level 2 investment because the price is not quoted in an active market or listed on a public exchange. The BNY Mellon Securities Lending Overnight Fund is priced daily for investors in the Fund. There were no transfers between Level 2 investments and Level 3 investments.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less (“Overnight Assets”). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At September 30, 2010, the value of securities on loan was $87,257,158, for which cash collateral was received and invested in accordance with the Lending Agreement. At September 30, 2010, the value of invested collateral was $87,745,297. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined no other material events or transactions occurred subsequent to September 30, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

On May 20, 2010, the Fund's Board of Trustees approved a proposal to merge the Fund into Delaware Smid Cap Growth Fund, a series of Delaware Group Equity Funds IV. The merger was approved and it was completed on October 8, 2010.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: